FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
Schedule of assets and liabilities measured at fair value on a recurring basis
	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments:
Investments in Reserve Yield Plus Fund	$2	$0	$2	$0
Marketable debt securities – noncurrent	22	6	15	1
	$24	$6	$17	$1
Derivative Contracts (see Note 6):
LIBOR cap agreement asset	$0	$0	$0	$0

	December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments:
Investments in Reserve Yield Plus Fund	$1	$0	$1	$0
Marketable debt securities – noncurrent	26	8	17	1
	$27	$8	$18	$1
Derivative Contracts (see Note 6):
LIBOR cap agreement asset	$0	$0	$0	$0

Schedule of assets and liabilities measured at fair value on a non-recurring basis
	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Long-lived assets held and used	$20	$0	$20	$0
Goodwill	$0	$0	$0	$0

	December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Long-lived assets held and used	$25	$0	$25	$0